Table of Contents

      USAA Family of Funds                              1
      Message from the President                        2
      Investment Review                                 4
      Message from the Managers                         5
      Financial Information:
         Portfolio of Investments                       8
         Notes to Portfolio of Investments             19
         Statement of Assets and Liabilities           20
         Statement of Operations                       21
         Statements of Changes in Net Assets           22
         Notes to Financial Statements                 23





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA World Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.







USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index(2)              Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.








Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

Since my last message to Investment Trust shareholders, the stock market has reminded us that intense emotions are part of the investment process. In August, the unraveling of markets around the world was downright scary. Huge daily drops, the rampage into treasury bonds while other income markets dried up, and the antics of huge hedge funds made for confusion and fear. At such times, it becomes very hard for people to remember the long-term plans they have made for their portfolios.

A scant three months later, stock markets have recouped losses and bond markets have settled down. August looks like a momentary aberration. With the retreat of fear, we are now seeing something the financial press has tagged "Internet stocks." These are various companies, going public for the first time, whose business is closely tied to Internet commerce. Some have soared to prices ten times their initial offering, even though they have little or no earnings and traditional analysts can detect little to support such lofty prices. In the 1600s, investors got the idea that tulip bulbs, which Dutch traders brought home on their voyages, were highly valuable and bid their prices to incredible levels. Those prices collapsed and the word "tulip" took on a special meaning for investment professionals. The tulip craze became a classic example of irrational investor behavior. When I watch the Internet IPOs, I think "Tulip."

This tells me that emotions can run both ways, from panic to euphoria, and make people forget their long-term investment plans. But, you need those plans most of all when the emotions are rampant. Trading in calm markets prepares you to avoid trading during raging markets.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more complete information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Although none of the investments mentioned are guaranteed or insured, government bonds are backed by the full faith and credit of the U.S. Government. Common stocks are considered to have the most risk, followed by corporate bonds and government bonds. All of these vehicles are subject to tax. If held to maturity, bonds offer a fixed rate of return and fixed principal value. Return and principal value of an investment in stocks will fluctuate.

Past performance is no guarantee of future results.








Investment Review

USAA WORLD GROWTH FUND

OBJECTIVE: Capital appreciation.

TYPES OF INVESTMENTS: At least 65% of the Fund's assets are invested in common stocks and other equity securities of both foreign and domestic issuers, including securities which are convertible into common stocks and real estate investment trust (REITs). The remainder of the Fund's assets may be invested in U.S. Government guaranteed securities which mature in less than one year and in repurchase agreements collateralized by such securities.

--------------------------------------------------------------------------------
                                           11/30/98             5/31/98
--------------------------------------------------------------------------------
  Net Assets                            $309.7 Million       $356.9 Million
  Net Asset Value Per Share                 $16.21               $18.36
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/98
--------------------------------------------------------------------------------
  5/31/98 to 11/30/98(+)     1 Year     5 Years      Since Inception on 10/1/92
          -8.65%             4.66%      11.22%                 12.06%
--------------------------------------------------------------------------------

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund, the Morgan Stanley Capital Index (MSCI)-World, and the Lipper Global Funds Average for the period of 10/01/92 through 11/30/98. The data points from the graph are as follows:

              USAA World             MSCI            Lipper
              Growth Fund            Index           Average
             -----------          -----------      -----------

10/01/92       $10,000              $10,000          $10,000
11/30/92        10,140                9,897           10,102
05/31/93        11,260               11,586           11,483
11/30/93        11,859               11,651           12,503
05/31/94        12,773               12,700           13,380
11/30/94        12,885               12,718           13,352
05/31/95        13,317               14,020           14,125
11/30/95        14,114               15,061           15,103
05/31/96        16,303               16,516           16,829
11/30/96        17,172               17,877           17,760
05/31/97        18,998               19,332           19,330
11/30/97        19,282               20,118           19,804
05/31/98        22,092               23,202           22,951
11/30/98        20,181               24,139           21,982

Data since inception on 10/01/92 through 11/30/98


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to its benchmark, the Morgan Stanley Capital Index
(MSCI)-World, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market, and the Lipper Global Funds Average, an average performance level of all global funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.







Message from the Managers

[PHOTOGRAPH OF PORTFOLIO MANAGERS APPEARS HERE: From L to R: Curt Rohrman, CFA (Domestic Securities), W. Travis Selmier, II, CFA (Foreign Securities), Albert
C. Sebastian, CFA (Foreign Securities), and David G. Peebles, CFA (Allocation Manager, Foreign Securities).]

MARKET CONDITIONS
For the six months ended November 30, 1998, your Fund's total return was -8.65% which compares unfavorably with the Lipper Global Funds Average(1) return of -3.92%.(2) Along with U.S. equities, European equities turned downward around mid-year. While Asian markets were also weak, they had the best relative performance because of currency appreciation and a decline in local interest rates. Latin America and Canada continued to perform poorly.

(1) Refer to page 4 for the Lipper Average definition.
(2) Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.

EUROPE
European markets performed poorly over the period primarily because of further deterioration in the economic fundamentals of Russia and lower forecasted economic growth. The financial sector, which had led the market in the first half of 1998, sharply underperformed as many banks had to increase their credit loss provisions on account of their emerging markets exposure. Defensive stocks, such as utilities and consumer non-durables (e.g. tobacco, food), outperformed the general indices. European markets rebounded sharply in October and November as the U.S. and selected European central banks cut interest rates.

EMERGING MARKETS
The last six months have been a tale of two quarters for emerging markets; a tumultuous summer culminating in August's massive sell-off was followed by a strong recovery in investor sentiment. This resulted in pushing emerging markets back up over 30% from its bottom in early September. The change in investor sentiment has been key. Asian economies are showing signs of bottoming; Latin markets have bounced as Brazil has begun to take the hard medicine needed to solve its fiscal problems; and the European and Mediterranean market participants have realized that Russia's collapse does not mean the end of the world for these countries' economic growth.

JAPAN
A change in Prime Minister may hold the promise of progress on Japan's banking crisis and economic slowdown, but we are still cautious with an underweighted position. While concerned about the overall market, we have continued our selective strategy of buying financially sound industrial and financial companies. We have also added to our technology and telecommunications holdings over the period.

UNITED STATES
Concerns about troubled international economies weighed heavily on U.S. stocks through the summer, even though domestic business activity remained fairly robust. Cyclical sectors were most hard hit, particularly basic materials, capital goods, energy, and consumer cyclicals. Rising credit risks impacted stocks in the financial sector. Sectors holding up relatively well included technology and healthcare.

Effective October 1, management of the domestic portion of the World Growth Fund has changed, as have many of the stocks in the Fund. Sectors with increased weightings include technology, healthcare, consumer staples, and consumer cyclicals. Weightings have been reduced in areas offering prospects for slower growth, namely basic materials, capital goods, energy, and utilities.

OUTLOOK
Although forecasted economic growth for Europe has been revised downward, European stocks may have the potential to offer the best earnings growth next year. The introduction of the Euro, which is the common currency of the European monetary union, on January 1, 1999, will further financial and economic integration. Also, we expect to see continued mergers and acquisition activity and shareholder-oriented policies in Europe. As well as local dynamics, events in mature markets - economic growth, bank restructuring (especially in Japan), multilateral institutions' support, and interest rate policies - will prove critical for emerging markets in 1999. The Federal Reserve's series of rate cuts in 1998 should set the stage for steady, or accelerating, profit growth in the U.S. in 1999.




ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of November 30, 1998 of the USAA World Growth Fund to be:

United States - 35.6%*; Other - 19.4%* (Countries with less than 3.0% of the portfolio and U.S. Government & Agency Issue); United Kingdom - 8.1%*; France - 6.0%*; Netherlands - 5.8%*; Japan - 5.2%*; Canada - 4.0%*; Germany - 3.5%*;
Italy - 3.4%*; Switzerland - 3.3%*; Finland - 3.1%*; and Denmark - 3.0%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.




------------------------------------------
        TOP 10 EQUITY HOLDINGS
          (% OF NET ASSETS)
------------------------------------------
  Nokia ADR                         1.5
  Telecom Italia S.p.A.             1.4
  Novartis AG                       1.4
  Autoliv SDR                       1.4
  Elf Aquitaine ADR                 1.2
  Microsoft                         1.1
  Merita plc "A"                    1.1
  Avon Products                     1.0
  American International Group      1.0
  America OnLine                    1.0
------------------------------------------



------------------------------------------
           TOP 10 INDUSTRIES
           (% OF NET ASSETS)
------------------------------------------
  Banks - Major Regional            6.6
  Telephones                        6.3
  Drugs                             5.1
  Computer Software & Service       4.2
  Auto Parts                        4.1
  Electronics - Semiconductors      3.6
  Insurance - Multi/Lines           3.3
  Communication Equipment           2.6
  Oil - International Integrated    2.5
  Telecommunications - LD           2.2
------------------------------------------


Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 8 for a complete listing of the Portfolio of Investments.







USAA WORLD GROWTH FUND
PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)

                                                                         Market
   Number                                                                Value
  of Shares               Security                                       (000)
--------------------------------------------------------------------------------

                           FOREIGN SECURITIES (61.1%)
                             FOREIGN STOCKS (60.7%)
             Argentina (0.3%)
    15,052   IRSA Inversiones y Representaciones S.A. GDR             $    421
    12,000   Telefonica de Argentina S.A. ADR                              389
                                                                    ------------
                                                                           810
                                                                    ------------
             Australia (0.7%)
   124,500   Cable & Wireless Optus Ltd. *                                 233
   163,600   CSL Ltd.                                                    1,275
   378,400   HIH Insurance Ltd.                                            285
    75,000   Smith (Howard) Ltd.                                           485
                                                                    ------------
                                                                         2,278
                                                                    ------------
             Austria (1.5%)
     4,882   Bank Austria AG                                               252
    28,200   Boehler Uddeholm AG                                         1,316
    41,200   VA Flughafen Wien AG *                                      1,833
    15,500   VA Technologie AG                                           1,299
                                                                    ------------
                                                                         4,700
                                                                    ------------
             Brazil (0.8%)
    15,300   Companhia Brasileira de Distribuicao Grupo
               Pao de Acucar ADR                                           307
18,332,074   Companhia Energetica de Minas Gerais (Cemig)
               (Preferred)                                                 464
    54,000   Panamerican Beverages, Inc. "A"                             1,245
 3,200,000   Petroleo Brasileiro S.A.(Preferred)                           456
                                                                    ------------
                                                                         2,472
                                                                    ------------
             Canada (4.0%)
   170,200   Anderson Exploration Ltd. *                                 1,507
   139,100   Canadian Occidental Petroleum Ltd.                          1,852
    50,900   Canadian National Railway Co.                               2,749
   157,000   National Bank of Canada                                     2,456
    19,600   Northern Telecom Ltd.                                         915
    76,000   OSF, Inc. *                                                   561
    76,900   Suncor, Inc.                                                2,345
                                                                    ------------
                                                                        12,385
                                                                    ------------
             Chile (0.1%)
    11,000   Sociedad Quimica y  Minera de Chile S.A. ADR                  423
                                                                    ------------
             China  (0.1%)
   200,000   New World Infrastructure Ltd.*                                300
                                                                    ------------

             Denmark (3.0%)
    22,500   Carli Gry International A/S                                 1,186
    23,000   ISS International Service System A/S "B"                    1,516
    86,600   SAS Danmark A/S                                             1,047
    11,250   Tele Danmark A/S "B"                                        1,256
    33,000   Tele Danmark A/S ADR                                        1,830
    30,000   Unidanmark A/S                                              2,447
                                                                    ------------
                                                                         9,282
                                                                    ------------
             Egypt  (0.1%)
    27,100   Suez Cement Co. S.A.E. GDR                                    389
                                                                    ------------
             Finland (3.1%)
   585,800   Merita plc "A"                                              3,407
    47,500   Nokia Corp. ADR                                             4,655
    59,600   Raisio Group plc                                              772
    62,800   Rauma OYJ                                                     882
                                                                    ------------
                                                                         9,716
                                                                    ------------
             France (6.0%)
     6,600   Accor S.A.                                                  1,450
     2,500   Bouygues Offshore S.A. ADR                                     30
    28,805   CNP Assurances *                                              871
    44,700   Coflexip ADR                                                1,631
    57,300   Elf Aquitaine ADR                                           3,567
    15,000   Eramet Group                                                  475
     4,700   Essilor International                                       1,830
     9,130   ISIS S.A.                                                     660
    18,500   Louis Dreyfus Citrus                                          519
    38,000   Renault S.A.                                                1,763
    24,000   Rhone Poulenc S.A.                                          1,196
    14,354   Simco S.A.                                                  1,272
    33,140   SEITA                                                       1,922
    17,000   Valeo S.A.                                                  1,455
                                                                    ------------
                                                                        18,641
                                                                    ------------
             Germany (3.5%)
    62,300   Continental AG                                              1,528
    61,800   Hoechst AG                                                  2,652
    25,800   Merck KGaA                                                  1,049
     3,576   SAP AG                                                      1,619
     2,110   SAP AG (Preferred)                                          1,098
    52,250   Veba AG                                                     2,895
                                                                    ------------
                                                                        10,841
                                                                    ------------
             Greece (0.5%)
    41,900   Hellenic Telecommunications Organization S.A. (OTE)*        1,045
    12,880   National Bank of Greece S.A. GDR *                            464
       900   Panafon Hellenic Telecommunications Co. S.A. *                 16
                                                                    ------------
                                                                         1,525
                                                                    ------------
             Hong Kong (0.3%)
    25,000   Asia Satellite Telecommunications Holdings Ltd. ADR           397
    90,000   Hutchison Whampoa Ltd.                                        642
                                                                    ------------
                                                                         1,039
                                                                    ------------
             Hungary (0.6%)
    25,000   Magyar Tavkozlesi RT. (MATAV) ADR                             683
    44,000   Mol Magyar Olaj-Es Gazipari GDR                             1,014
                                                                    ------------
                                                                         1,697
                                                                    ------------
             India (0.4%)
    33,000   Hindalco Industries Ltd. GDR                                  379
    56,800   Larsen & Toubro Ltd. GDR                                      381
    44,900   Videsh Sanchar Nigam Ltd. GDR                                 459
                                                                    ------------
                                                                         1,219
                                                                    ------------
             Israel (0.1%)
    24,300   Blue Square - Israel Ltd. ADR                                 296
                                                                    ------------
             Italy (3.4%)
    30,400   ENI S.p.A. ADR                                              1,858
   301,000   Erg S.p.A.                                                  1,041
    33,500   Gucci Group N.V.                                            1,510
   376,000   Italgas S.p.A.                                              1,858
   695,000   Telecom Italia S.p.A.                                       4,340
                                                                    ------------
                                                                        10,607
                                                                    ------------
             Japan (4.8%)
    59,000   Bridgestone Corp.                                           1,379
    63,000   Daibiru Corp.                                                 424
     3,000   Honda Motor Co. Ltd.                                          108
    22,000   Ito-Yokado Co. Ltd.                                         1,343
    16,300   Justsystem Corp. *                                             79
    64,600   Laox Co. Ltd.                                                 419
    51,000   Namco                                                         994
    15,000   Nomura Securities Co. Ltd.                                    146
       505   NTT Data Corp.                                              2,205
        15   NTT Mobile Communication Network, Inc. *                      572
    37,000   Sankyo Co. Ltd.                                               841
    84,000   Sanwa Bank Ltd.                                               760
    77,000   Sharp Corp.                                                   679
    18,000   Sony Corp.                                                  1,316
     7,000   Terumo Corp.                                                  155
   250,000   Toko, Inc.                                                  1,007
   420,000   Toshiba Corp.                                               2,352
                                                                    ------------
                                                                        14,779
                                                                    ------------
             Korea (0.3%)
   120,431   Samsung Heavy Industries *                                    667
    56,137   Samsung Heavy Industries Rights *                              85
                                                                    ------------
                                                                           752
                                                                    ------------
             Malaysia (0.2%)
   306,000   Genting Bhd (a)                                               454
                                                                    ------------
             Mexico (0.3%)
    32,014   Desc, Sociedad de Fomento Industrial,  S.A.
               de C.V. ADR                                                 604
    49,100   Tubos de Acero de Mexico, S.A. ADR                            347
                                                                    ------------
                                                                           951
                                                                    ------------
             Netherlands (5.8%)
    76,400   Akzo Nobel N.V.                                             3,132
    42,500   Benckiser N.V. "B"                                          2,511
    21,000   EVC International N.V.                                        166
    48,650   ING Group N.V.                                              2,785
    66,200   Koninklijke KPN N.V.                                        2,856
    63,100   Koninklijke Pakhoed  N.V. (Certificates) *                  1,551
    43,600   Oce-van der Grinten N.V.                                    1,532
    25,000   Philips Electronics N.V.                                    1,583
     5,460   Simac Techniek N.V.                                           699
    34,600   VNU N.V.                                                    1,188
                                                                    ------------
                                                                        18,003
                                                                    ------------
             Norway (1.5%)
   463,000   Christiania Bank og Kreditkasse                             1,700
   230,000   Storebrand ASA *                                            1,705
    64,300   Schibsted ASA                                                 739
   169,600   Tandberg Data ASA *                                           521
                                                                    ------------
                                                                         4,665
                                                                    ------------
             Philippines (0.2%)
 3,500,000   SM Prime Holdings, Inc.                                       657
                                                                    ------------
             Poland (0.3%)
    80,000   Elektrim S.A.                                                 673
   153,404   Polifarb Cieszyn-Wroclaw S.A.                                 203
                                                                    ------------
                                                                           876
                                                                    ------------
             Portugal (1.8%)
    60,896   Banco Pinto & Sotto Mayor S.A.                              1,110
    12,700   Brisa-Auto Estradas de Portugal S.A.                          686
    51,130   Cimentos de Portugal S.A.                                   1,617
    45,900   Portugal Telecom S.A. ADR                                   2,022
                                                                    ------------
                                                                         5,435
                                                                    ------------
             Russia (0.1%)
    17,600   LUKoil ADR                                                    361
                                                                    ------------
             Singapore (0.3%)
    63,000   Keppel Corp. Ltd.                                             166
   216,000   Overseas Union Bank Ltd.                                      871
                                                                    ------------
                                                                         1,037
                                                                    ------------
             South Africa (0.2%)
   280,000   Sanlam Ltd. *                                                 295
    16,700   South African Breweries Ltd.                                  283
                                                                    ------------
                                                                           578
                                                                    ------------
             Spain (2.1%)
   103,016   Argentaria, Caja Postal y Banco Hipotecario
               de Espana, S.A.                                           2,398
    44,200   Corporacion Mapfre                                          1,225
    21,400   Telefonica de Espana S.A. ADR                               2,982
                                                                    ------------
                                                                         6,605
                                                                    ------------
             Sweden (2.5%)
   116,600   Autoliv, Inc. SDR                                           4,205
   582,800   Swedish Match AB                                            1,969
    69,100   Volvo AB                                                    1,605
                                                                    ------------
                                                                         7,779
                                                                    ------------
             Switzerland (3.3%)
     2,264   Novartis AG                                                 4,248
     7,300   Selecta Group AG                                            1,872
     2,470   Sulzer AG P.C.                                              1,396
     5,040   Swisscom AG *                                               1,696
     7,121   Tag Heuer International S.A.                                  491
    59,900   Tag Heuer International S.A. ADR                              419
                                                                    ------------
                                                                        10,122
                                                                    ------------
             Taiwan (0.3%)
 1,356,382   China Steel Corp.                                             882
                                                                    ------------
             Turkey (0.1%)
10,455,000   Akbank T.A.S.                                                 214
13,918,268   Yapi Ve Kredi Bankasi A.S.                                    169
 3,340,384   Yapi Ve Kredi Bankasi Receipts *,(a)                           41
                                                                    ------------
                                                                           424
                                                                    ------------
             United Kingdom (8.1%)
   679,900   Billiton plc                                                1,486
    72,200   British Telecommunications plc*                               989
    44,000   Cable & Wireless plc *                                        559
   107,000   Cadbury Schweppes plc                                       1,606
   975,000   Cookson Group plc                                           2,139
   370,000   Corporate Services Group plc                                  897
    24,200   Doncasters plc ADR *                                          396
   145,400   EMI Group plc                                                 866
   184,000   Laporte plc                                                 1,557
   474,800   LucasVarity plc                                             1,629
   617,000   Medeva plc                                                  1,048
   140,000   National Westminster Bank plc                               2,554
   162,386   Reuters Group plc                                           1,568
   425,000   Safeway plc                                                 2,096
   540,000   Tomkins plc                                                 2,503
   429,722   WPP Group plc                                               2,368
    17,201   Zeneca Group plc *                                            715
                                                                    ------------
                                                                        24,976
                                                                    ------------
             Total foreign stocks (cost: $153,116)                     187,956
                                                                    ------------

  Principal
   Amount
    (000)
-------------

                              FOREIGN BONDS (0.4%)

             Japan (0.4%)
$    1,200   MBL International Finance(Bermuda) Trust, Convertible
               Notes, 3.00%, 11/30/2002  (cost: $1,224)                  1,200
                                                                    ------------
             Total foreign securities (cost: $154,340)                 189,156
                                                                    ------------

 Number
of Shares
-------------
                            DOMESTIC STOCKS (35.6%)

             Aluminum (0.5%)
    22,000   Aluminum Co. of America                                  $  1,631
                                                                    ------------
             Banks - Major Regional (1.3%)
    34,000   Fleet Financial Group, Inc.                                 1,417
    26,000   Mellon Bank Corp.                                           1,637
    27,000   SouthTrust Corp.                                              992
                                                                    ------------
                                                                         4,046
                                                                    ------------
             Banks - Money Center (0.5%)
    26,000   First Union Corp.                                           1,580
                                                                    ------------
             Beverages - Nonalcoholic (0.9%)
    76,000   PepsiCo, Inc.                                               2,940
                                                                    ------------
             Biotechnology (0.3%)
    14,000   Amgen, Inc. *                                               1,054
                                                                    ------------
             Broadcasting - Radio & TV (0.9%)
    60,000   Clear Channel Communications, Inc. *                        2,805
                                                                    ------------
             Chemicals (0.8%)
    52,000   Monsanto Co.                                                2,356
                                                                    ------------
             Communication Equipment (0.8%)
    28,266   Lucent Technologies, Inc.                                   2,433
                                                                    ------------
             Computer - Hardware (1.1%)
    16,000   Dell Computer Corp. *                                         973
    40,000   Hewlett-Packard Co.                                         2,510
                                                                    ------------
                                                                         3,483
                                                                    ------------
             Computer - Networking (1.0%)
    41,500   Cisco Systems, Inc. *                                       3,128
                                                                    ------------
             Computer Software & Service (2.1%)
    28,000   Microsoft Corp. *                                           3,416
    60,000   Network Associates, Inc. *                                  3,052
                                                                    ------------
                                                                         6,468
                                                                    ------------
             Drugs (1.7%)
    25,000   Pfizer, Inc.                                                2,791
    24,000   Schering-Plough Corp.                                       2,553
                                                                    ------------
                                                                         5,344
                                                                    ------------
             Electrical Equipment (1.0%)
    33,000   General Electric Co.                                        2,987
                                                                    ------------
             Electronics - Semiconductors (2.5%)
    99,400   Analog Devices, Inc. *                                      2,031
    24,000   Intel Corp.                                                 2,583
    40,000   Texas Instruments, Inc.                                     3,055
                                                                    ------------
                                                                         7,669
                                                                    ------------
             Entertainment (0.8%)
    80,000   Walt Disney Co.                                             2,575
                                                                    ------------
             Equipment - Semiconductors (1.6%)
    80,000   Applied Materials, Inc. *                                   3,100
    32,000   KLA-Tencor Corp. *                                          1,090
    22,000   Teradyne, Inc. *                                              705
                                                                    ------------
                                                                         4,895
                                                                    ------------
             Finance - Diversified (1.3%)
    15,000   Fannie Mae                                                  1,091
    41,000   Morgan Stanley, Dean Witter, Discover & Co.                 2,860
                                                                    ------------
                                                                         3,951
                                                                    ------------
             Foods (1.2%)
    30,000   Hershey Foods Corp.                                         2,018
    50,000   Keebler Foods Co. *                                         1,684
                                                                    ------------
                                                                         3,702
                                                                    ------------
             Healthcare - Diversified (1.5%)
    18,000   Bristol-Myers Squibb Co.                                    2,206
    32,000   Johnson & Johnson, Inc.                                     2,600
                                                                    ------------
                                                                         4,806
                                                                    ------------
             Healthcare - Specialized Services (0.2%)
    11,000   ALZA Corp. *                                                  575
                                                                    ------------
             Hospitals (0.8%)
    81,000   Tenet Healthcare Corp. *                                    2,395
                                                                    ------------
             Household Products (0.9%)
    32,000   Procter & Gamble Co.                                        2,804
                                                                    ------------
             Housewares (0.9%)
    63,000   Newell Co.                                                  2,788
                                                                    ------------
             Insurance - Multi-Line Companies (1.0%)
    33,750   American International Group, Inc.                          3,172
                                                                    ------------
             Internet Services (1.0%)
    36,000   America Online, Inc. *                                      3,152
                                                                    ------------
             Leisure Time (0.8%)
    69,000   Mattel, Inc.                                                2,385
                                                                    ------------
             Manufacturing - Specialized (0.7%)
    44,000   Avery Dennison Corp.                                        2,109
                                                                    ------------
             Medical Products & Supplies (0.8%)
    38,000   Medtronic, Inc.                                             2,572
                                                                    ------------
             Oil & Gas - Drilling/Equipment (0.4%)
    41,000   Halliburton Co.                                             1,204
                                                                    ------------
             Personal Care (1.1%)
    80,000   Avon Products, Inc.                                         3,250
    12,000   Helen of Troy Ltd. *                                          201
                                                                    ------------
                                                                         3,451
                                                                    ------------
             Retail - Drugs (1.1%)
    55,000   CVS Corp.                                                   2,715
    15,000   Duane Reade, Inc.  *                                          602
                                                                    ------------
                                                                         3,317
                                                                    ------------
             Retail - General Merchandising (0.9%)
    60,000   Dayton Hudson Corp.                                         2,700
                                                                    ------------
             Retail - Specialty Apparel (1.0%)
    41,000   Gap, Inc.                                                   3,016
                                                                    ------------
             Services - Commercial & Consumer (0.1%)
    31,000   Applied Graphics Technologies, Inc. *                         397
                                                                    ------------
             Services - Data Processing (0.4%)
    43,000   First Data Corp.                                            1,148
                                                                    ------------
             Telecommunications - Long Distance (1.7%)
    40,000   MCI Worldcom, Inc. *                                        2,360
    37,000   Sprint Corp.                                                2,692
    18,500   Sprint PCS *                                                  296
                                                                    ------------
                                                                         5,348
                                                                    ------------
             Total domestic stocks (cost: $75,614)                     110,386
                                                                    ------------
 Principal
  Amount
-------------

                     U.S. GOVERNMENT & AGENCY ISSUES (3.7%)

             Discount Note
$   11,431   Federal Home Loan Mortgage Corp., 5.10%,
               12/01/1998 (cost:  $11,431)                            $ 11,431
                                                                    ------------
             Total investments (cost: $241,385)                       $310,973
                                                                    ------------


------------------------
* Non-income producing.








      PORTFOLIO SUMMARY BY INDUSTRY
      -----------------------------

Banks - Major Regional                   6.6%
Telephones                               6.3
Drugs                                    5.1
Computer Software & Service              4.2
Auto Parts                               4.1
U.S. Government & Agency Issues          3.7
Electronics - Semiconductors             3.6
Insurance - Multi-Line Companies         3.3
Communication Equipment                  2.6
Oil - International Integrated           2.5
Telecommunications - Long Distance       2.2
Beverages - Nonalcoholic                 2.0
Banks - Money Center                     1.7
Chemicals                                1.7
Household Products                       1.7
Equipment - Semiconductors               1.6
Healthcare - Diversified                 1.6
Chemicals - Specialty                    1.5
Electrical Equipment                     1.5
Medical Products & Supplies              1.5
Foods                                    1.4
Railroads / Shipping                     1.4
Retail - Specialty Apparel               1.4
Finance - Diversified                    1.3
Manufacturing - Diversified Industries   1.3
Retail - Specialty                       1.3
Tobacco                                  1.3
Leisure Time                             1.2
Automobiles                              1.1
Computer - Hardware                      1.1
Electric Utilities                       1.1
Entertainment                            1.1
Oil & Gas - Drilling / Equipment         1.1
Oil & Gas - Exploration & Production     1.1
Personal Care                            1.1
Retail - Drugs                           1.1
Computer - Networking                    1.0
Internet Services                        1.0
Other                                   20.0
                                       ------
                                       100.4%
                                       ======






USAA WORLD GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)


GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At November 30, 1998, these securities represented .16% of the Fund's net assets.


See accompanying notes to financial statements.







USAA WORLD GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1998
(Unaudited)


ASSETS
   Investments in securities, at market value
     (identified cost of $241,385)                                    $ 310,973
   Cash                                                                      76
   Cash denominated in foreign currencies (identified cost of $810)         826
   Receivables:
      Capital shares sold                                                   217
      Dividends and interest                                                501
      Securities sold                                                     1,068
   Unrealized appreciation on foreign currency contracts held,
     at value                                                                 2
                                                                      ----------
         Total assets                                                   313,663
                                                                      ----------
LIABILITIES
   Securities purchased                                                   1,526
   Unrealized depreciation on foreign currency contracts held,
     at value                                                                 7
   Capital shares redeemed                                                2,121
   USAA Investment Management Company                                       190
   USAA Transfer Agency Company                                              63
   Accounts payable and accrued expenses                                     28
                                                                      ----------
         Total liabilities                                                3,935
                                                                      ----------
            Net assets applicable to capital shares outstanding       $ 309,728
                                                                      ==========
REPRESENTED BY:
   Paid-in capital                                                    $ 241,776
   Accumulated undistributed net investment income                          338
   Accumulated net realized loss on investments                          (1,997)
   Net unrealized appreciation of investments                            69,588
   Net unrealized appreciation on foreign currency translations              23
                                                                      ----------
            Net assets applicable to capital shares outstanding       $ 309,728
                                                                      ==========
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                            19,101
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $   16.21
                                                                      ==========

See accompanying notes to financial statements.








USAA WORLD GROWTH FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1998
(Unaudited)


Net  investment  income:
   Income (net of foreign taxes withheld of $209):
      Dividends                                                       $   2,208
      Interest                                                              360
                                                                      ----------
         Total income                                                     2,568
                                                                      ----------
   Expenses:
      Management fees                                                     1,167
      Transfer agent's fees                                                 400
      Custodian's fees                                                      150
      Postage                                                                37
      Shareholder reporting fees                                             16
      Trustees' fees                                                          2
      Registration fees                                                      27
      Professional fees                                                      13
      Other                                                                   4
                                                                      ----------
         Total expenses                                                   1,816
                                                                      ----------
            Net investment income                                           752
                                                                      ----------
Net realized and unrealized loss on investments and foreign
  currency:
   Net realized loss on:
      Investments                                                        (1,527)
      Foreign currency transactions                                        (247)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (30,909)
      Foreign currency translations                                         267
                                                                      ----------
         Net realized and unrealized loss                               (32,416)
                                                                      ----------
Decrease in net assets resulting from operations                      $ (31,664)
                                                                      ==========


See accompanying notes to financial statements.







USAA WORLD GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 1998
and Year ended May 31, 1998
(Unaudited)

                                                       11/30/98        5/31/98
                                                      --------------------------
From operations:
   Net investment income                               $    752        $  2,137
   Net realized gain (loss) on investments               (1,527)         20,147
   Net realized loss on foreign currency
     transactions                                          (247)           (201)
   Change in net unrealized appreciation/
     depreciation of:
      Investments                                       (30,909)         28,234
      Foreign currency translations                         267            (228)
                                                      --------------------------
      Increase (decrease) in net assets
        resulting from operations                       (31,664)         50,089
                                                      --------------------------
Distributions to shareholders from:
   Net investment income                                 (1,995)         (1,436)
                                                      --------------------------
   Net realized gains                                   (10,052)        (19,161)
                                                      --------------------------
From capital share transactions:
   Proceeds from shares sold                             47,439          98,870
   Shares issued for dividends reinvested                11,871          20,347
   Cost of shares redeemed                              (62,751)        (98,628)
                                                      --------------------------
      Increase (decrease) in net assets from
        capital share transactions                       (3,441)         20,589
                                                      --------------------------
Net increase (decrease) in net assets                   (47,152)         50,081
Net assets:
   Beginning of period                                  356,880         306,799
                                                      --------------------------
   End of period                                       $309,728        $356,880
                                                      ==========================
Undistributed net investment income included
  in net assets:
   End of period                                       $    338        $  1,828
                                                      ==========================
Change in shares outstanding:
   Shares sold                                            2,909           5,678
   Shares issued for dividends reinvested                   664           1,220
   Shares redeemed                                       (3,907)         (5,684)
                                                      --------------------------
      Increase (decrease) in shares outstanding            (334)          1,214
                                                      ==========================

See accompanying notes to financial statements.







USAA WORLD GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1998
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing at least 65% of the Fund's assets in common stocks, preferred stocks and other equity securities of both foreign and domestic issuers.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease accumulated net realized loss on investments by $7,000 and to decrease paid-in capital by $7,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

F. Euro Conversion Risk - On January 1, 1999, countries participating in the European Monetary Union will begin converting their currencies into a new currency unit called the euro. The countries initially participating in the conversion are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Conversion to the euro may present certain risks to investments of the Fund held in one of the currencies being replaced. The conversion is not expected to have a material impact on the Fund's investments.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1998.


(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 1998 were $109.8 million and $119.8 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1998 was $89.3 million and $19.7 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1998, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Buy:

-----------------------------------------------------------------------------------------------------
                                       U.S. Dollar
 Exchange                              Value as of     In Exchange      Unrealized      Unrealized
  Date       Contracts to Receive       11/30/98     for U.S. Dollar   Appreciation    Depreciation
-----------------------------------------------------------------------------------------------------
12/01/98   4,590  Greek Drachma         $   16           $   16           $    -          $    -
12/04/98     622  Pound Sterling         1,026            1,030                -              (4)
12/07/98      23  Pound Sterling            38               38                -               -
12/07/98   1,680  South African Rand       295              296                -              (1)
12/30/98     770  French Franc             136              135                1               -
-----------------------------------------------------------------------------------------------------
                                        $1,511           $1,515           $    1          $   (5)
=====================================================================================================




Foreign Currency Contracts to Sell:

-----------------------------------------------------------------------------------------------------
                                       U.S. Dollar
 Exchange                              Value as of     In Exchange      Unrealized      Unrealized
  Date       Contracts to Deliver       11/30/98     for U.S. Dollar   Appreciation    Depreciation
-----------------------------------------------------------------------------------------------------
12/01/98   8,379  Japanese Yen          $   68           $   68           $   -           $   -
12/02/98   4,606  Japanese Yen              37               37               -               -
12/02/98   8,516  Japanese Yen              69               69               -               -
12/02/98     101  Pound Sterling           167              168               1               -
12/02/98     259  Swiss Franc              185              183               -              (2)
12/03/98   4,653  Japanese Yen              38               38               -               -
12/07/98      52  Singapore Dollar          32               32               -               -
-----------------------------------------------------------------------------------------------------
                                        $  596           $  595           $   1           $  (2)
=====================================================================================================


(6)  TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. Effective January 1, 1999, the annual charge will be $26.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended November 30, 1998 was $16,000.


(7)  TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8)  FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                Six-month                                                           Eight-month
                              Period Ended                                                         Period Ended
                              November 30,                  Year Ended May 31,                        May 31,
                             ------------------------------------------------------------------------------------
                                  1998          1998          1997          1996         1995          1994
                             ------------------------------------------------------------------------------------
Net asset value at
beginning of period            $  18.36      $  16.84      $  15.50      $  12.96     $  12.71      $  11.80
Net investment income               .04           .11           .11           .12          .07           .04(b)
Net realized and
   unrealized gain (loss)         (1.57)         2.51          2.28          2.73          .46           .93
Distributions from
   net investment income           (.10)         (.08)         (.14)         (.08)           -          (.01)
Distributions of realized
    capital gains                  (.52)        (1.02)         (.91)         (.23)        (.28)         (.05)
                             ------------------------------------------------------------------------------------
Net asset value at
   end of period               $  16.21      $  18.36      $  16.84      $  15.50     $  12.96      $  12.71
                             ====================================================================================
Total return (%) *                (8.65)        16.29         16.52          2.43         4.26          8.25
Net assets at end
   of period (000)             $309,728      $356,880      $306,799      $267,192     $200,745      $143,367
Ratio of expenses to
   average net assets (%)          1.14(a)       1.13          1.20          1.27         1.28          1.28(a)
Ratio of net investment
   income to average
   net assets (%)                   .47(a)        .64           .63           .96          .69           .42(a)
Portfolio turnover (%)            35.79         45.04         50.02         60.97        58.88         37.64



* Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.






TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777